INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY

Inventories consisted of the following:

	As of
	December 31, 2025	December 31, 2024
Finished goods(1)	$6,269,573	$5,018,907
Raw materials(2)	3,429,181	3,573,860
Total Inventory	$9,698,754	$8,592,767

(1)	Finished goods include electric vehicles and accessories.

(2)	Raw materials mainly include parts, and battery cells.